UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-21340

DWS RREEF Real Estate Fund II, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS RREEF Real Estate Fund II, Inc.

	Shares	Value ($)
Common Stocks 99.1%
Real Estate Investment Trusts (“REITs”) 99.1%
Apartments 14.9%
AvalonBay Communities, Inc.	28,300	2,443,705
BRE Properties, Inc.	61,850	2,211,137
Equity Residential	75,800	2,967,570

		7,622,412
Diversified 13.9%
Digital Realty Trust, Inc.	11,782	638,584
Duke Realty Corp.	210,550	2,610,820
Starwood Property Trust, Inc.	107,800	2,080,540
Washington Real Estate Investment Trust	57,750	1,764,263

		7,094,207
Health Care 18.0%
Cogdell Spencer, Inc.	144,528	1,069,507
HCP, Inc.	73,250	2,417,250
Health Care REIT, Inc.	27,600	1,248,348
LTC Properties, Inc.	47,250	1,278,585
Medical Properties Trust, Inc.	136,700	1,432,616
Senior Housing Properties Trust	78,200	1,732,130

		9,178,436
Hotels 15.4%
Canyon Ranch Holdings LLC (Units) (a)	864,000	5,832,000
Hospitality Properties Trust	84,400	2,021,380

		7,853,380
Industrial 9.9%
AMB Property Corp.	53,900	1,468,236
Liberty Property Trust	16,250	551,525
ProLogis	230,700	3,045,240

		5,065,001
Office 7.0%
BioMed Realty Trust, Inc.	52,750	872,485
Government Properties Income Trust	21,000	546,210
HRPT Properties Trust	89,896	699,391
Kilroy Realty Corp.	46,700	1,440,228

		3,558,314
Regional Malls 5.3%
Simon Property Group, Inc.	31,992	2,684,129
Shopping Centers 10.1%
Inland Real Estate Corp.	199,650	1,826,797
Ramco-Gershenson Properties Trust	29,150	328,229
Regency Centers Corp.	47,850	1,792,940
Weingarten Realty Investors	55,300	1,192,268

		5,140,234
Storage 4.6%
Sovran Self Storage, Inc.	67,850	2,365,251

Total Common Stocks (Cost $54,706,597)		50,561,364
Preferred Stock 0.1%
Real Estate Investment Trusts 0.1%
Apartments 0.1%
Associated Estates Realty Corp., Series II, 8.7% (Cost $41,085)	1,800	44,100
Cash Equivalents 28.0%
Central Cash Management Fund, 0.16% (b) (Cost $14,283,896)	14,283,896	14,283,896

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $69,031,578) †	127.2	64,889,360
Other Assets and Liabilities, Net	0.2	127,721
Preferred Stock, at Liquidation Value	(27.4)	(14,000,000)

Net Assets Applicable to Common Shareholders	100.0	51,017,081

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $69,249,811.  At March 31, 2010, net unrealized depreciation for all securities based on tax cost was $4,360,451.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,803,341 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,163,792.

(a)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Restricted Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as % of Net Assets
Canyon Ranch Holdings LLC	January 2005	21,600,000	5,832,000	11.4

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment in Subsidiary

The Fund invests a portion of its assets in a wholly owned subsidiary organized as a corporation under the laws of the State of Delaware (the "Subsidiary"). As of March 31, 2010, the Fund’s Subsidiary only holds limited liability company units of Canyon Ranch Holdings LLC.  As of March 31, 2010, the Fund held $5,830,415 in the Subsidiary, representing 11.4% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common and Preferred Stocks
Apartments	$7,666,512	$—	$—	$7,666,512
Diversified	7,094,207	—	—	7,094,207
Health Care	9,178,436	—	—	9,178,436
Hotels	2,021,380	—	5,832,000	7,853,380
Industrial	5,065,001	—	—	5,065,001
Office	3,558,314	—	—	3,558,314
Regional Malls	2,684,129	—	—	2,684,129
Shopping Centers	5,140,234	—	—	5,140,234
Storage	2,365,251	—	—	2,365,251
Short-Term Investments	14,283,896	—	—	14,283,896
Total	$59,057,360	$—	$5,832,000	$64,889,360

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stock
Balance as of December 31, 2009	$2,790,720
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	3,041,280
Amortization premium/discount	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2010	$5,832,000
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2010	$3,041,280

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Fund II, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Fund II, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010